                         SUPPLEMENT TO YOUR PROSPECTUS

                        AMERICAN FUNDS INSURANCE SERIES

Effective immediately, under the "Annual Fund Operating Expenses" table in section 2 of your prospectus, all information related to American Funds is deleted and replaced with the following:

                                                             DISTRIBUTION
                                                                AND/OR                              ACQUIRED
                                                                SERVICE                             FUND FEES
                                           MANAGEMENT           (12B-1)             OTHER              AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Blue Chip Income and
  Growth Fund --Class 2                         0.42%              0.25%              0.03%             N/A
 American Funds Bond Fund --Class 2             0.37%              0.25%              0.02%             N/A
 American Funds Global Bond Fund --
  Class 2                                       0.54%              0.25%              0.05%             N/A
 American Funds Global Growth and
  Income Fund -- Class 2                        0.59%              0.25%              0.03%             N/A
 American Funds Global Small
  Capitalization Fund -- Class 2                0.71%              0.25%              0.05%             N/A
 American Funds Growth Fund -- Class 2          0.32%              0.25%              0.03%             N/A
 American Funds Growth-Income Fund --
  Class 2                                       0.27%              0.25%              0.03%             N/A
 American Funds International Fund --
  Class 2                                       0.49%              0.25%              0.05%             N/A
 American Funds New World Fund --
  Class 2                                       0.74%              0.25%              0.07%             N/A

                                                               CONTRACTUAL
                                              TOTAL            FEE WAIVER          TOTAL ANNUAL
                                             ANNUAL              AND/OR           FUND OPERATING
                                            OPERATING            EXPENSE          EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT         FEE WAIVER
--------------------------------------  -----------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Blue Chip Income and
  Growth Fund --Class 2                         0.70%               N/A                  0.70%
 American Funds Bond Fund --Class 2             0.64%               N/A                  0.64%
 American Funds Global Bond Fund --
  Class 2                                       0.84%               N/A                  0.84%
 American Funds Global Growth and
  Income Fund -- Class 2                        0.87%               N/A                  0.87%
 American Funds Global Small
  Capitalization Fund -- Class 2                1.01%               N/A                  1.01%
 American Funds Growth Fund -- Class 2          0.60%               N/A                  0.60%
 American Funds Growth-Income Fund --
  Class 2                                       0.55%               N/A                  0.55%
 American Funds International Fund --
  Class 2                                       0.79%               N/A                  0.79%
 American Funds New World Fund --
  Class 2                                       1.06%               N/A                  1.06%

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE

HV 8136